Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2014
Acquisitions and Dispositions [Abstract]
Acquisitions and Dispositions
Acquisitions and Dispositions
Acquisitions
In January 2014, the Company acquired Hammco Corporation ("Hammco"), a U.S. manufacturer of high specification air-cooled heat exchangers for the natural gas and petrochemical processing markets. Hammco has been included in the results of the Harsco Industrial Segment. Inclusion of pro forma financial information for this transaction is not necessary due to the immaterial size of the acquisition. The purchase price allocation for this acquisition is now final.

Net Loss Attributable to the Company and Changes to Noncontrolling Interest
The following table discloses the effects of changes in the Company's ownership interests in subsidiaries on the Company's equity.

	Years Ended December 31
(In thousands)	2014	2013	2012
Net loss attributable to the Company	$(22,171)	$(232,848)	$(259,808)
Net increase in the Company's paid-in capital for changes to noncontrolling interest	—	711	—
Change from net loss attributable to the Company and changes to noncontrolling interest	$(22,171)	$(232,137)	$(259,808)

Dispositions

Infrastructure Transaction
In November 2013, the Company consummated the previously announced transaction to sell the Company's Harsco Infrastructure Segment into a strategic venture with Clayton, Dubilier & Rice ("CD&R") as part of a transaction that combines the Harsco Infrastructure Segment with Brand Energy & Infrastructure Services, Inc., which CD&R simultaneously acquired (the "Infrastructure Transaction"). The Company has contributed substantially all of the Company's equity interest in, and the net assets of, the Harsco Infrastructure Segment to the strategic venture in exchange for $300 million, subject to working capital and other adjustments, and an approximate 29% equity interest in the resulting entity (the "Infrastructure strategic venture" or "Brand"). The Company's equity interest in the Infrastructure strategic venture is accounted for under the equity method of accounting as prescribed by U.S. GAAP. See Note 1, Summary of Significant Accounting Policies, and Note 6, Equity Method Investments, for additional information on equity method investments.

As a result of the Infrastructure Transaction, the Company recorded an estimated loss on disposal of the Harsco Infrastructure Segment of $272.3 million during 2013 and recorded an additional loss of $2.9 million during 2014. Further adjustment to the loss on disposal of the Harsco Infrastructure Segment may be necessary as the result of the final valuation of certain items. The Company does not expect that the ultimate conclusion of these items will have a material adverse effect on the Company's financial condition, results of operations or cash flows. The loss on disposal of the Harsco Infrastructure Segment represents the difference between the book value of the Harsco Infrastructure Segment, less costs to sell, and the sum of the cash consideration plus the fair value of the Company's approximate 29% equity interest in the Infrastructure strategic venture. The fair value of the equity interest was determined based on the expected future discounted cash flows of the Infrastructure strategic venture.

While the Infrastructure Transaction was consummated on November 26, 2013, the ownership interest in certain jurisdictions did not transfer as of December 31, 2013. The carrying amounts of the remaining assets and liabilities that were aggregated in the captions, Assets held-for-sale and Liabilities of assets held-for-sale, respectively, on the Consolidated Balance Sheet at December 31, 2013 were as follows:

(In thousands)	December 31 2013	(In thousands)	December 31 2013
Assets held-for-sale:		Liabilities of assets held-for-sale:
Cash and cash equivalents	$1,290	Accounts payable	$4,143
Trade accounts receivable, net	28,471	Accrued compensation	4,618
Due from unconsolidated affiliate	65,728	Income taxes payable	1,105
Inventories	5,898	Insurance liabilities - current portion	21
Other current assets	2,129	Due to unconsolidated affiliate	97,079
Property, plant and equipment, net	10,343	Other current liabilities	2,210
Other assets	109
	$113,968		$109,176

The ownership interest in the jurisdictions representing the assets held-for-sale and liabilities of assets held-for-sale at December 31, 2013 were transferred to Brand during January 2014.

Additionally, the Company incurred $2.2 million and $20.1 million of transaction costs during the years ended December 31, 2014 and 2013, respectively, in conjunction with the Infrastructure Transaction.

Harsco Gas Technologies
Consistent with the strategic focus to grow and allocate financial resources principally to the Company's industrial services businesses, the Company sold the Gas Technologies Segment to Taylor Wharton International in 2007. The Consolidated Statements of Operations for the years ended 2014, 2013 and 2012 reflect the Gas Technologies Segment's results as discontinued operations. The Company recorded after-tax income from discontinued operations of $0.1 million and after-tax losses from discontinued operations of $1.5 million and $0.9 million, in 2014, 2013 and 2012, respectively. The income in 2014 and losses incurred in 2013 and 2012 included charges related to potential and contingent claims.